Financial Assets and Liabilities - Summary of Related Party Transactions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of receivables and payables [line items]
Shared expense	R$ (73,831)	R$ (81,018)	R$ (71,978)
Total	(965,464)	(536,552)	(786,727)
Other [member]
Disclosure of receivables and payables [line items]
Revenue	679,500	675,704	527,359
Financial Result [Member]
Disclosure of receivables and payables [line items]
Finance result	4,937	6,392	5,683
Raizen International Universal Corporation
Disclosure of receivables and payables [line items]
Revenue		5,143
Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Revenue	469,053	483,934	298,980
Purchase of goods / inputs / services	(32,153)	(6,160)	(7,010)
Shared expense	(73,831)	(81,018)	(71,978)
Finance result	139	4
Raizen [Member]
Disclosure of receivables and payables [line items]
Revenue	210,447	186,359	221,369
Purchase of goods / inputs / services	(1,543,917)	(1,130,531)	(1,240,781)
Finance result	4,798	6,341	5,729
Usina Santa Luiza [member]
Disclosure of receivables and payables [line items]
Finance result			(41)
Purchase Of Goods [Member]
Disclosure of receivables and payables [line items]
Purchase of goods / inputs / services	(1,576,070)	(1,137,630)	(1,247,791)
Other [member]
Disclosure of receivables and payables [line items]
Revenue		268	7,010
Purchase of goods / inputs / services		(939)
Finance result		R$ 47	R$ (5)